Fair Value Measurement - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	$ 2,929	$ 2,271
Investment properties	5,809	6,378	$ 730
Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	200	240
Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	2,929	2,271	$ 4,062
Fair value [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	2,929	2,271
Fair value [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,528	11,521
Fair value [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	2,444	2,060
Fair value [Member] | Warehouse [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,658	5,701
Fair value [Member] | Land leasehold right [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	173	96
Fair value [Member] | Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	2,929	2,271
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,528	11,521
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	2,444	2,060
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Warehouse [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,658	5,701
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Land leasehold right [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 173	$ 96